Summary of Significant Accounting Policies (Details) - Schedule of Revenues are Disaggregated by Timing of Revenue Recognition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 203,086	$ 159,378
Revenue recognized at a point of time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognized	181,198	146,523
Revenue recognized over time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognized	$ 21,888	$ 12,855